Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provision for income taxes
The provision for income taxes for continuing operations consisted of the following:

	Year Ended December 31,
	2015	2014	2013
	(In millions)
Current:
Federal	$172	$72	$67
State	8	3	—
Foreign	6	—	—
Total current	186	75	67
Deferred:
Federal	(10)	—	(25)
State	4	(2)	(6)
Foreign	(1)	—	—
Total deferred	(7)	(2)	(31)
	$179	$73	$36

Effective income tax rate reconciliation to the statutory federal income tax rate
A reconciliation of the U.S. federal statutory income tax rate to the combined effective income tax rate for continuing operations is as follows:

	Year Ended December 31,
	2015	2014	2013
Statutory federal tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	2.4	0.4	(0.5)
Change in unrecognized tax benefits	0.9	(0.1)	(3.7)
Nondeductible health insurer fee (HIF)	17.0	22.9	—
Nondeductible compensation	0.6	(4.1)	9.6
Nondeductible fair value of 1.125% Warrants	—	—	2.4
Other	(0.4)	(0.3)	2.0
Effective tax rate	55.5%	53.8%	44.8%

Significant components of deferred tax assets and liabilities
Significant components of our deferred tax assets and liabilities as of December 31, 2015 and 2014 were as follows:

	December 31,
	2015	2014
	(In millions)
Accrued expenses	$37	$13
Reserve liabilities	14	4
Other accrued medical costs	5	4
Net operating losses	7	3
Unrealized losses	2	1
Unearned premiums	21	22
Lease financing obligation	35	34
Deferred compensation	8	10
Tax credit carryover	8	8
Valuation allowance	(9)	(6)
Total deferred income tax assets, net of valuation allowance	128	93
Prepaid expenses	(9)	(6)
Depreciation and amortization	(83)	(57)
Basis in debt	(18)	(15)
Total deferred income tax liabilities	(110)	(78)
Net deferred income tax asset - long term	$18	$15

Unrecognized tax benefits roll forward
The roll forward of our unrecognized tax benefits is as follows:

	Year Ended December 31,
	2015	2014	2013
	(In millions)
Gross unrecognized tax benefits at beginning of period	$(3)	$(8)	$(11)
Increases in tax positions for current year	(1)	—	—
Increases in tax positions for prior years	(5)	(1)	(2)
Decreases in tax positions for prior years	—	—	5
Settlements	—	6	—
Gross unrecognized tax benefits at end of period	$(9)	$(3)	$(8)